SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			6*bfvnug
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			12-31-2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	February 16, 2010
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		56

Form 13F Information Table Value Total: 		130,100
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 12/31/09

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aeropostale Inc.
COM
007865108
1,124
33,000
SH

SHARES-DEFINED

33,000
Alcon Inc.
COM SHS
H01301102
690
4,200
SH

SHARES-DEFINED

4,200
Alcon Inc.
COM SHS
H01301102
6,459
39,300
SH
CALL
SHARES-DEFINED

39,300
Allegheny Energy Inc.
COM
017361106
2,436
103,750
SH

SHARES-DEFINED

103,750
Amazon.com Inc.
COM
023135106
888
6,600
SH
CALL
SHARES-DEFINED

6,600
American Axle & Mfg Holdings
COM
024061103
812
101,200
SH

SHARES-DEFINED

101,200
Bank of America Corp.
COM
060505104
2,318
153,900
SH

SHARES-DEFINED

153,900
Bank of America Corp.
COM
060505104
1,023
67,900
SH
CALL
SHARES-DEFINED

67,900
Barnes and Noble
COM
067774109
257
13,500
SH
PUT
SHARES-DEFINED

13,500
BB&T Corp.
COM
054937107
231
9,100
SH
PUT
SHARES-DEFINED

9,100
Becton, Dickinson Co.
COM
075887109
3,683
46,700
SH

SHARES-DEFINED

46,700
Blockbuster Inc.
CL B
093679207
403
683,709
SH

SHARES-DEFINED

683,709
Boston Scientific Corp.
COM
101137107
849
94,300
SH

SHARES-DEFINED

94,300
Brocade Communications
COM NEW
111621306
954
125,000
SH
CALL
SHARES-DEFINED

125,000
C.R. Bard
COM
067383109
2,594
33,300
SH

SHARES-DEFINED

33,300
Cadbury Plc
SPONSORED ADR
12721E102
1,868
36,348
SH

SHARES-DEFINED

36,348
Children's Place
COM
168905107
2,185
66,200
SH

SHARES-DEFINED

66,200
Clorox Co.
COM
189054109
1,623
26,600
SH

SHARES-DEFINED

26,600
Compass Minerals International Inc.
COM
20451N101
4,927
73,325
SH

SHARES-DEFINED

73,325
Crucell NV
SPONSORED ADR
228769105
827
41,000
SH

SHARES-DEFINED

41,000
CVS Caremark Corp.
COM
126650100
7,753
240,700
SH

SHARES-DEFINED

240,700
Cyberonics Inc.
COM
23251P102
3,403
166,498
SH

SHARES-DEFINED

166,498
Flowserve Corp.
COM
 34354P105
3,436
36,350
SH

SHARES-DEFINED

36,350
FTI Consulting Inc.
COM
302941AB5
1,575
33,400
SH

SHARES-DEFINED

33,400
Gamestop Corp.
CL A
36467W109
474
21,600
SH

SHARES-DEFINED

21,600
General Cable Corp.
COM
369300108
400
13,600
SH
CALL
SHARES-DEFINED

13,600
Golar LNG Ltd.
SHS
G9456A100
20,675
1,612,734
SH

SHARES-DEFINED

1,612,734
Grupo Aeroportuario
SPON ADR B
400506101
1,244
39,800
SH

SHARES-DEFINED

39,800
Gymboree Corp.
COM
403777105
1,732
39,800
SH

SHARES-DEFINED

39,800
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
4,542
55,500
SH

SHARES-DEFINED

55,500
Kraft Foods
CL A
50075N104
1,139
41,900
SH

SHARES-DEFINED

41,900
Lockheed Martin Corp.
COM
539830109
2,208
29,300
SH

SHARES-DEFINED

29,300
Macy's Inc.
COM
55616P104
503
30,000
SH

SHARES-DEFINED

30,000
Marathon Oil Corp.
COM
565849106
1,374
44,000
SH

SHARES-DEFINED

44,000
McDonald's Corporation
COM
580135101
2,960
47,400
SH

SHARES-DEFINED

47,400
Murphy Oil Corp.
COM
626717102
1,626
30,000
SH

SHARES-DEFINED

30,000
NASDAQ OMX Group, Inc.
COM
631103108
2,236
112,800
SH

SHARES-DEFINED

112,800
Nisource Inc.
COM
65473P105
578
37,600
SH

SHARES-DEFINED

37,600
Nokia Corp.
SPONSORED ADR
654902204
1,994
155,200
SH

SHARES-DEFINED

155,200
Northwest Bancshares Inc.
COM
667328108
773
68,575
SH

SHARES-DEFINED

68,575
Philip Morris International
COM
718172109
1,487
30,850
SH

SHARES-DEFINED

30,850
Phoenix Companies Inc.
COM
71902E109
410
147,600
SH

SHARES-DEFINED

147,600
Regions Financial Corp.
COM
7591EP100
212
40,000
SH

SHARES-DEFINED

40,000
Saks Incorporated
COM
79377W108
218
33,300
SH

SHARES-DEFINED

33,300
St. Jude Medical Inc.
COM
790849103
2,828
76,900
SH

SHARES-DEFINED

76,900
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,094
20,400
SH

SHARES-DEFINED

20,400
Target Corporation
COM
87612E106
992
20,500
SH

SHARES-DEFINED

20,500
Thompson Creek Metals Company Inc.
COM
884768102
888
75,800
SH

SHARES-DEFINED

75,800
TJX Companies Inc.
COM
872540109
1,217
33,300
SH

SHARES-DEFINED

33,300
Transocean Ltd.
SHS
G90073100
2,982
36,015
SH

SHARES-DEFINED

36,015
ValueClick Inc.
COM
92046N102
346
34,200
SH

SHARES-DEFINED

34,200
Volcano Corp.
COM
928645100
1,861
107,100
SH

SHARES-DEFINED

107,100
Wal-Mart
COM
931142103
10,335
193,350
SH

SHARES-DEFINED

193,350
Wells Fargo 7.50% Pfd L
PERP PFD CNV A
949746804
1,703
1,855
SH

SHARES-DEFINED

1,855
Western Union Company
COM
959802109
550
29,200
SH

SHARES-DEFINED

29,200
Yum! Brands Inc.
COM
988498101
6,202
177,350
SH

SHARES-DEFINED

177,350